Net Working Capital and Capital Structure (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing Exchange Amount	$ 900,197
Percentage of Borrowing Exchange Amount	90.00%
Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Borrowing Exchange Amount	$ 331,945
Percentage of Borrowing Exchange Amount	83.00%
Exchange Senior notes - 2026 (In Exchange)
Disclosure of detailed information about borrowings [line items]
Borrowing Exchange Amount	$ 568,252
Percentage of Borrowing Exchange Amount	94.70%